Stock Repurchase Plans (Details) - March 2017 Stock Repurchase Plan - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	6 Months Ended	87 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Mar. 30, 2017
Stock Repurchase Plans and Shareholder Rights Plan
Amount authorized to be repurchased under stock repurchase program			$ 500.0
Total number of shares purchased (in shares)		8,071
Value of shares repurchased	$ 0.0	$ 365.1
Average cost of shares repurchased (in dollars per share)		$ 45.24
Permitted value of repurchases remaining	$ 134.9	$ 134.9